Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions					12 Months Ended
	Oct. 13, 2023 USD ($)	Aug. 21, 2023 USD ($)	Sep. 02, 2022 USD ($)	Mar. 23, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 1,884,182	$ 1,315,757		$ 1,608,094
Proceeds from borrowings, classified as financing activities					575,000	334,164
Rolling stock carrying value					89,600	$ 126,400
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings withdrawn amount					24,000
Deferred financing fees			$ 800
Additional credit availability					$ 190,000
Unsecured Revolving Credit Facility | Bottom of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points			1.13%
Unsecured Revolving Credit Facility | Top of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points			1.75%
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability							$ 245
Debt instrument interest rate					6.58%	4.49%	6.58%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability					$ 5,000
Debt instrument interest rate					6.60%	4.30%	6.60%
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Term loan credit facility					$ 951,400	$ 929,600
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument effective rate					3.32%	3.32%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					3.32%	3.32%	3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					4.22%	4.22%	4.22%
Unsecured Debenture | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 151,023	$ 147,233
Year of maturity					2024
Unsecured Debenture | Canada, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					3.32%		3.32%
Unsecured Debenture | Canada, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					4.22%		4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees	$ 1,200	$ 100		$ 300
Proceeds from borrowings, classified as financing activities	$ 500,000	75,000		200,000
Percentage of principal amount					100.00%		100.00%
Unsecured Senior Notes | Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities		$ 50,000		$ 100,000
Year of maturity		August 19, 2035		March 23, 2032
Unsecured Senior Notes | Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities		$ 25,000		$ 100,000
Year of maturity		August 19, 2038		March 23, 2037
Unsecured Senior Notes | Tranche Three [Member] | Amendment and restatement of the debt agreement [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees				$ 100
Proceeds from borrowings, classified as financing activities				$ 100,000
Debt instrument interest rate				3.55%
Year of maturity				April 2, 2034
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	5 years
Debt instrument interest rate	6.27%	5.56%		3.50%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	20 years
Debt instrument interest rate	7.11%	5.64%		3.80%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 254,376	$ 179,013
Unsecured Senior Notes | United States of America, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					2.89%		2.89%
Year of maturity					2026
Unsecured Senior Notes | United States of America, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					5.64%		5.64%
Year of maturity					2038